Parent Company Informations - Summary of Condensed Statements Of Comprehensive Income (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Expense
Interest expense	₩ 16,083,007	$ 11,133,575	₩ 17,664,671	₩ 16,961,164
Profit before income tax expense	8,183,146	5,664,841	6,985,247	6,120,151
Income tax benefit (expense)	(2,342,431)	(1,621,564)	(1,956,641)	(1,593,817)
Profit for the year	5,840,715	4,043,277	5,028,606	4,526,334
Other comprehensive gain(loss) for the year, net of tax	(960,417)	(664,856)	(1,622,712)	1,171,144
Total comprehensive income for the year	4,880,298	$ 3,378,421	3,405,894	5,697,478
Parent Company
Income
Dividends from subsidiaries	3,778,446		2,243,250	2,192,380
Interest from subsidiaries	26,046		33,822	31,257
Other income	89,115		101,594	120,699
Total income	3,893,607		2,378,666	2,344,336
Expense
Interest expense	118,080		101,073	99,980
Non-interest expense	117,208		106,938	107,355
Total expense	235,288		208,011	207,335
Profit before income tax expense	3,658,319		2,170,655	2,137,001
Income tax benefit (expense)	(686)		(58)	(15,757)
Profit for the year	3,657,633		2,170,597	2,121,244
Other comprehensive gain(loss) for the year, net of tax	(285)		(1,507)	(962)
Total comprehensive income for the year	₩ 3,657,348		₩ 2,169,090	₩ 2,120,282